Financial instruments, Derivative Financial Instruments (Details) - Currency Risk [Member]
₽ in Millions, € in Millions, ₨ in Millions, ر.ق in Millions, ر.س in Millions, د.ك in Millions, د.إ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, RM in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 KWD (د.ك)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 NOK (kr)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 QAR (ر.ق)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 SAR (ر.س)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 AED (د.إ)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 KWD (د.ك)	Dec. 31, 2020 MYR (RM)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 NOK (kr)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 QAR (ر.ق)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 SAR (ر.س)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2020 AED (د.إ)	Dec. 31, 2020 USD ($)
Australian Dollar [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)	$ 5.7	€ 3.6																	$ 217.8	€ 134.8
Canadian Dollar [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)		0.0	$ 0.0																	(5.1)	$ (8.0)
Chinese Yuan Renminbi [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)		8.8		¥ 64.0																14.5		¥ 115.4
Euro [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)		173.1																		151.2
Indian Rupee [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)		11.3			₨ 952.3															4.7			₨ 423.8
Japanese Yen [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)		(4.2)				¥ (544.7)														11.8				¥ 1,488.5
Kuwaiti Dinar [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)		17.5					د.ك 6.0													3.6					د.ك 1.3
Malaysian Ringgit [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)		25.0						RM 118.5												39.1						RM 193.2
Mexican Peso [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)		29.4							$ 684.3											59.5							$ 1,444.8
Norwegian Krone [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)		(18.6)								kr (186.1)										23.6								kr 250.0
Pound Sterling [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)		(74.0)									£ (62.1)									(193.2)									£ (175.0)
Qatari Riyal [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)		(1.9)										ر.ق (8.0)								1.1										ر.ق 5.0
Russian Ruble [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)		(5.8)											₽ (492.6)							(6.2)											₽ (561.9)
Saudi RiyaI [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)		(0.7)												ر.س (3.0)						0.0												ر.س 0.0
Singapore Dollar [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)		27.0													$ 41.4					9.3													$ 15.0
Swedish Krona [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)		(0.1)														kr (1.5)				0.0														kr 0.0
UAE Dirham [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)		0.0															د.إ 0.0			(0.4)															د.إ (1.6)
U.S Dollar [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)		€ (500.7)																$ (569.3)		€ (1,144.3)																$ (1,392.3)